Subsequent Events (Details) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended		9 Months Ended			11 Months Ended	12 Months Ended
	Jan. 06, 2016 USD ($) shares	Feb. 03, 2017 $ / shares	Jan. 17, 2017 USD ($) shares	Feb. 28, 2017 USD ($)	Feb. 16, 2017 USD ($) shares	Apr. 01, 2016 USD ($) shares	Apr. 24, 2015 USD ($) shares	Jul. 01, 2016 USD ($) shares	Jul. 15, 2015 USD ($) shares	Oct. 03, 2016 USD ($) shares	Sep. 30, 2016 USD ($) shares	Oct. 02, 2015 USD ($) shares	Nov. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Amount paid upon redemption														$ 4,000		$ 5,500	$ 0
Proceeds from loan facility														$ 0		$ 192,930	$ 161,932
Navios Midstream
Subsequent Event [Line Items]
Proceeds from loan facility													$ 104,451
General partnership interests | shares											5,655				1,143
Aggregate consideration for general partner interests											$ 75				$ 14
Puttable Common Stock
Subsequent Event [Line Items]
Amount paid upon redemption	$ 1,000					$ 1,000	$ 250	$ 1,000	$ 500	$ 1,000		$ 750
Shares redeemed | shares	100,000					100,000	25,000	100,000	50,000	100,000		75,000		400,000		150,000
Subsequent Event | Navios Midstream
Subsequent Event [Line Items]
General partnership interests | shares					6,446
Aggregate consideration for general partner interests					$ 79
Ownership percentage in Navios Europe Holdings Inc.					2.00%
Subsequent Event | ABN AMRO N.V.
Subsequent Event [Line Items]
Line of credit facility issuance date				Feb. 28, 2017
Proceeds from loan facility				$ 26,650
Number of loan tranches				4
Repayment frequency				quarterly
Interest rate percentage				4.00%
Interest rate description				LIBOR plus 400 bps
Line of credit facility maturity date				Feb. 28, 2018
Repayment amount				$ 650
Subsequent Event | Puttable Common Stock
Subsequent Event [Line Items]
Amount paid upon redemption			$ 1,000
Shares redeemed | shares			100,000
Installment 4 - FY 2016 | Subsequent Event
Subsequent Event [Line Items]
Dividends Payable, Date Declared		Feb. 03, 2017
Dividends per share | $ / shares		$ 0.05
Dividends Payable, Date to be Paid		Mar. 14, 2017
Dividends Payable, Date of Record		Mar. 07, 2017